UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund:    BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

Alabama — 1.0%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	$3,605	$3,875,663
County of Tuscaloosa Board of Education, RB, Special Tax School Warrants, 5.00%, 02/01/43	2,485	2,844,754
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/47	2,835	3,171,174

		9,891,591
Alaska — 1.4%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	2,969,948
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC)(a):
6.00%, 9/01/19	6,450	7,013,666
6.00%, 9/01/19	3,700	4,023,343

		14,006,957
Arizona — 0.3%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, Series A-2, AMT (Fannie Mae), 5.80%, 07/01/40	120	123,600
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,075	3,287,513

		3,411,113
California — 11.4%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,663,274
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,599,328
California Health Facilities Financing Authority, Refunding RB:
Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	3,625	4,676,214
St. Joseph Health System, Series A, 5.00%, 7/01/37	2,965	3,362,488

Security	Par (000)	Value
California (continued)
California State University, RB, Systemwide, Series A, 5.50%, 05/01/19(a)	$1,525	$1,626,733
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	4,030	4,536,208
St. Joseph Health System, Series E (AGM), 5.25%, 7/01/18 (a)	4,000	4,112,680
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/42	530	609,474
City of Redding California Electric System Revenue, COP, Refunding Series A, (AGM):
5.00%, 6/01/18(a)	1,100	1,125,597
5.00%, 6/01/30	800	816,960
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 3/01/36	1,160	1,345,496
Series A, 5.00%, 3/01/37	1,275	1,475,519
Series A-1, 5.75%, 3/01/34	2,300	2,597,137
County of Alameda Joint Powers Authority, Refunding RB, (AGM), 5.00%, 12/01/17(a)	6,990	7,013,067
County of Sacramento California, ARB, Senior Series A, 5.00%, 07/01/18(a)	10,000	10,265,200
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	1,830	2,115,260
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/34(b)	5,000	1,888,400
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 08/01/31(b)	5,110	3,347,816
Long Beach Unified School District, GO, CAB, Election of 2008, Series B, 0.00%, 08/01/34(b)	5,000	2,810,300
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(c)	3,975	3,185,923

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(b)	$7,620	$3,417,418
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 08/01/33	2,500	2,573,325
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B(b):
0.00%, 8/01/35	7,820	4,195,117
0.00%, 8/01/36	10,000	5,122,700
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C(b):
0.00%, 8/01/37	8,000	3,939,200
0.00%, 8/01/38	12,940	6,097,199
San Diego California Unified School District, GO, CAB, Election of 2008, Series G(b):
0.00%, 7/01/34	1,860	881,008
0.00%, 7/01/35	1,970	876,098
0.00%, 7/01/36	2,960	1,236,007
0.00%, 7/01/37	1,975	774,634
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(b)	3,485	2,301,389
San Marcos Unified School District, GO, Election of 2010, Series A(a):
5.00%, 8/01/21	1,800	2,014,020
5.00%, 8/01/21	1,600	1,788,384
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/41	2,700	3,036,501
5.00%, 10/01/41	2,555	2,880,149
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 04/01/30	10	10,039
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	5,040	5,786,071

Security	Par (000)	Value
California (continued)
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 08/01/36(b)	$6,545	$3,177,205

		112,279,538

Colorado — 1.0%
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36	1,500	1,693,620
Rampart Range Metropolitan District No. 1, Refunding RB, (AGM), 5.00%, 12/01/47	1,555	1,765,796
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	5,655	6,377,596

		9,837,012

Florida — 14.0%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/47	3,915	4,658,067
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	4,535	4,986,414
County of Broward Florida Airport System Revenue, RB, Series A , AMT, 5.00%, 10/01/40	3,000	3,354,810
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 07/01/18(a)	13,100	13,461,953
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18(a)	2,250	2,335,072
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,750	1,902,215
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	2,942,940
5.38%, 10/01/32	3,440	3,820,017
County of Miami-Dade Florida, GO, Building Better Communities Program(a):
Series B, 6.38%, 7/01/18	6,000	6,212,340
Series B-1, 5.75%, 7/01/18	3,700	3,815,699
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	5,695	6,794,704

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, RB, Seaport (continued):
Department, Series B, AMT, 6.25%, 10/01/38	$1,165	$1,383,321
Department, Series B, AMT, 6.00%, 10/01/42	1,865	2,162,785
Series B, AMT, 6.00%, 10/01/30	1,820	2,146,199
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series C (BHAC), 6.00%, 10/01/18(a)	20,095	20,991,438
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	530	600,326
Miami International Airport, Series A (AGM), 5.50%, 10/01/18(a)	19,020	19,755,503
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	14,360	16,164,621
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	1,675	1,898,948
County of Miami-Dade Florida Transit System, RB, Surtax (AGM), 5.00%, 07/01/18(a)	2,800	2,872,744
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 8/01/41	1,550	1,709,821
5.00%, 8/01/47	4,590	5,042,987
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(a)	50	56,811
5.00%, 10/01/31	3,050	3,422,130
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/39	5,135	5,415,987

		137,907,852
Georgia — 0.4%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	1,405	1,646,646

Security	Par (000)	Value
Georgia (continued)
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	395	440,698
5.00%, 4/01/44	1,775	1,932,034

		4,019,378
Hawaii — 1.5%
State of Hawaii Department of Budget & Finance, Refunding RB, Hawaiian Electric Co., Inc. AMT, 4.00%, 03/01/37	10,275	10,599,485
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 8/01/27	2,000	2,232,000
5.00%, 8/01/28	1,775	1,970,942

		14,802,427
Illinois — 13.0%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT, Series B, 5.00%, 01/01/31	2,425	2,650,185
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	3,035	3,394,071
City of Chicago Illinois O’Hare International Airport, ARB, Senior Lien, Series D, 5.25%, 01/01/42	8,285	9,725,016
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 1/01/21(a)	7,555	8,588,599
3rd Lien, Series A, 5.75%, 1/01/39	1,445	1,624,960
Senior Lien, Series D, AMT, 5.00%, 1/01/42	2,865	3,223,211
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,747,980
Cook County Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	3,250	3,369,145
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	615	653,198
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	8,700	9,806,205

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	$5,250	$5,675,722
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 8/15/44	985	1,054,364
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (b):
0.00%, 12/15/26	8,500	6,194,375
0.00%, 6/15/32	14,000	7,823,900
0.00%, 12/15/33	20,000	10,430,000
0.00%, 12/15/34	41,880	20,765,779
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(b)	9,430	3,046,550
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/28	1,700	1,915,594
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 06/01/20	560	615,961
State of Illinois, GO:
5.25%, 7/01/29	3,160	3,414,759
5.25%, 2/01/33	5,860	6,274,361
5.50%, 7/01/33	2,235	2,425,668
5.25%, 2/01/34	5,360	5,723,730
5.50%, 7/01/38	1,200	1,285,332
State of Illinois Toll Highway Authority, Refunding RB, Series B, 5.50%, 01/01/18(a)	4,000	4,029,320
State of lllinois Toll Highway Authority, RB, Series B (BHAC), 5.50%, 01/01/18(a)	2,000	2,014,660

		127,472,645
Indiana — 2.7%
City of Indianapolis Indiana, Refunding RB, Series B (AGC), 5.25%, 08/15/18(a)	5,000	5,163,100
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,900	3,283,467
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	1,400	1,506,988

Security	Par (000)	Value
Indiana (continued)
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(a)	$5,000	$5,284,900
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/19(a)	565	595,561
5.75%, 1/01/38	2,335	2,456,280
(AGC), 5.25%, 1/01/19(a)	265	277,805
(AGC), 5.50%, 1/01/19(a)	830	872,504
(AGC), 5.25%, 1/01/29	1,085	1,137,948
(AGC), 5.50%, 1/01/38	3,420	3,585,733
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	2,425	2,619,364

		26,783,650
Iowa — 2.4%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(a)	12,650	13,647,706
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	2,295	2,461,686
5.70%, 12/01/27	2,290	2,442,193
5.75%, 12/01/28	1,210	1,289,606
5.80%, 12/01/29	1,545	1,643,895
5.85%, 12/01/30	1,610	1,714,022

		23,199,108
Kentucky — 1.9%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/40	1,000	1,083,890
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.60%, 07/01/39(c)	8,225	7,191,693
Kentucky State Property & Building Commission, Refunding RB, Project No. 93, (AGC):
5.25%, 2/01/19(a)	3,545	3,723,491
5.25%, 2/01/19(a)	5,315	5,582,610
5.25%, 2/01/19(a)	685	719,490

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Kentucky (continued)
Kentucky State Property & Building Commission, Refunding RB, Project No. 93, (AGC) (continued):
5.25%, 2/01/28	$455	$477,559

		18,778,733
Louisiana — 3.2%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	4,825	5,383,445
City of New Orleans Louisiana Aviation Board, RB, Series A, AMT (AGM), 5.25%, 01/01/18(a)	6,405	6,447,209
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series A (AGM):
5.00%, 12/01/37	760	885,605
5.00%, 12/01/41	1,645	1,898,363
Jefferson Sales Tax District, RB, Series B (AGM):
5.00%, 12/01/34	670	785,810
5.00%, 12/01/35	895	1,046,300
5.00%, 12/01/36	805	938,042
5.00%, 12/01/37	1,005	1,169,207
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 02/01/44	8,155	9,221,266
West Baton Rouge Parish School District No. 3, GO, (AGM):
5.00%, 3/01/36	1,575	1,813,030
5.00%, 3/01/37	1,575	1,810,289

		31,398,566
Massachusetts — 1.9%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	5,950	6,654,182
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	320	358,557
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	3,150	3,256,564
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	2,235	2,332,223
Series C, 5.35%, 12/01/42	1,710	1,813,660

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	$3,495	$3,973,116

		18,388,302
Michigan — 5.6%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/19(a)	1,075	1,165,074
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	3,185	3,603,382
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	2,505	2,291,223
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	16,040	17,679,769
Trinity Health Credit Group, 5.00%, 12/01/21(a)	60	68,435
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,330	1,468,027
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/18(a)	1,890	1,981,438
Series I, 6.25%, 10/15/18(a)	1,130	1,184,669
Series I, 6.25%, 10/15/38	105	109,997
Series I (AGC), 5.25%, 10/15/24	1,750	1,883,560
Series I (AGC), 5.25%, 10/15/25	3,250	3,496,708
Series I-A, 5.38%, 10/15/36	2,075	2,360,188
Series I-A, 5.38%, 10/15/41	1,900	2,157,241
Series II-A (AGM), 5.25%, 10/15/36	8,040	9,106,828
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,182,700

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$1,080	$1,222,636

		54,961,875
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	845	892,058
6.50%, 11/15/38	4,655	4,891,893

		5,783,951
Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series C, 5.00%, 11/15/42(d)	5,000	5,751,350
Nebraska — 0.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 09/01/37	6,825	7,539,578

Nevada — 1.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)	2,250	2,403,248
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	2,000	2,154,160
(AGM), 5.25%, 7/01/39	5,170	5,581,170

		10,138,578
New Jersey — 8.7%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	4,920	5,476,255
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 1/01/34	1,930	2,138,537
School Facilities Construction Bonds, Series DDD, 5.00%, 6/15/42	590	632,321
Series WW, 5.25%, 6/15/33	445	492,281
Series WW, 5.00%, 6/15/34	570	617,606
Series WW, 5.00%, 6/15/36	2,635	2,833,363
Series WW, 5.25%, 6/15/40	1,025	1,111,889

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 9/01/24	$6,325	$7,341,364
Series N-1 (NPFGC), 5.50%, 9/01/28	1,685	2,035,581
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	780	855,605
5.50%, 12/01/26	1,125	1,229,974
5.75%, 12/01/28	125	136,749
5.88%, 12/01/33	6,895	7,537,131
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	2,645	2,794,866
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(b)	18,525	8,227,323
CAB, Transportation System, Series C (AGC) (AMBAC), 0.00%, 12/15/25(b)	8,550	6,554,687
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/28	4,205	4,740,717
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/29	2,145	2,409,693
Transportation Program, Series AA, 5.25%, 6/15/33	4,150	4,510,801
Transportation Program, Series AA, 5.00%, 6/15/38	3,990	4,270,138
Transportation System, Series A, 5.50%, 6/15/41	2,980	3,204,990
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	4,000	4,831,920
Transportation System, Series AA, 5.50%, 6/15/39	5,625	6,113,419
Transportation System, Series B, 5.50%, 6/15/31	1,000	1,095,900
Transportation System, Series B, 5.00%, 6/15/42	2,575	2,679,339

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series D, 5.00%, 6/15/32	$1,825	$1,969,850

		85,842,299
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	1,040	1,170,738
New York — 3.7%
City of New York New York Transitional Finance Authority, RB:
Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	7,629,102
Future Tax Secured Fiscal, Sub-Series E-1, 5.00%, 2/01/37	3,595	4,212,909
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	4,803,459
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 2/15/21(a)	1,155	1,321,805
5.75%, 2/15/47	765	871,496
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	3,855	4,477,814
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	8,300	9,200,467
State of New York Dormitory Authority, ERB, Series B, 5.25%, 03/15/19(a)	3,250	3,433,235

		35,950,287
Ohio — 2.9%
County of Franklin Ohio, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	5,930	6,721,833
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	3,000	3,572,310
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	11,135	12,286,582

Security	Par (000)	Value
Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	$1,950	$2,279,140
5.25%, 2/15/33	2,730	3,189,295

		28,049,160
Oregon — 0.5%
Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/38(c)	425	437,155
County of Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/39(c)	395	405,258
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/40(c)	420	429,807
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	2,800	1,220,072
Washington & Multnomah Counties Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 5.00%, 06/15/36(c)	2,340	2,653,022

		5,145,314
Pennsylvania — 7.6%
Commonwealth Financing Authority, RB, Series B, 5.00%, 06/01/42	3,305	3,608,035
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 12/31/34	7,115	8,053,824
AMT, 5.00%, 6/30/42	6,805	7,545,588
Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	5,850	6,551,532
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	12,945	13,191,732
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	8,075	9,131,775

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	$1,775	$2,026,642
Series A-1, 5.00%, 12/01/41	2,320	2,627,400
Series B, 5.00%, 12/01/40	920	1,048,312
Series C, 5.50%, 12/01/33	1,565	1,837,936
Sub-Series B-1, 5.00%, 6/01/42	7,330	8,269,120
Sub-Series C (AGC), 6.25%, 6/01/18(a)	5,695	5,865,907
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	2,575	2,942,633
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	2,165	2,458,163

		75,158,599
Rhode Island — 1.7%
Rhode Island Commerce Corp., RB, Airport Corp., Series D:
5.00%, 7/01/41	295	330,739
5.00%, 7/01/46	325	361,790
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/42	5,515	5,724,570
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	3,000	3,005,640
5.00%, 6/01/50	7,465	7,702,238

		17,124,977
South Carolina — 3.9%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/39	3,600	4,152,888
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	6,530	7,292,051
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	9,350	10,551,662
Series E, 5.50%, 12/01/53	2,025	2,275,695
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	5,870	6,469,914

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series B (continued):
(AGM), 5.00%, 12/01/56	$7,155	$7,965,876

		38,708,086
Texas — 17.7%
City of Houston Texas Combined Utility System Revenue, Refunding RB, 1st Lien:
Series B, 5.00%, 11/15/36	7,110	8,332,494
Combined Series A (AGC), 5.38%, 5/15/19(a)	3,460	3,680,298
Combined Series A (AGC), 6.00%, 5/15/19(a)	5,400	5,795,010
Combined Series A (AGC), 6.00%, 11/15/35	300	323,046
Combined Series A (AGC), 5.38%, 11/15/38	190	201,168
Combined Series A (AGM), 5.00%, 11/15/17(a)	10,000	10,014,700
City of San Antonio Texas Electric & Gas Revenue, Refunding RB, 5.00%, 02/01/42	7,450	8,658,167
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	1,450	1,645,489
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(b)	5,810	2,679,688
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	2,095	2,366,910
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 02/15/18(a)	10,000	10,152,700
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	10,980	12,172,428
Dallas-Fort Worth International Airport, Refunding ARB, Series F:
5.25%, 11/01/33	2,745	3,224,771
5.00%, 11/01/35	5,000	5,438,850
Grand Parkway Transportation Corp., RB, Convertible CAB, Series B, 5.80%, 10/01/46(c)	5,815	5,421,964
Grand Prairie ISD, GO, Refunding, CAB, 0.00%, 08/15/18(a)(b)	10,000	5,084,700
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 08/15/38(b)	9,685	3,997,484

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(a)(b)	$24,100	$6,804,394
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 1/01/19(a)	5,100	5,384,427
1st Tier System, Series A, 5.13%, 1/01/28	2,460	2,476,531
1st Tier System, Series A, 6.00%, 1/01/28	1,175	1,241,235
1st Tier System, Series A (NPFGC), 5.13%, 1/01/18(a)	17,540	17,657,869
1st Tier System, Series S (NPFGC), 5.75%, 1/01/18(a)	8,540	8,606,100
1st Tier System, Series SE (NPFGC), 5.75%, 1/01/40	1,460	1,471,300
1st Tier-Series A, 5.00%, 1/01/43(d)	7,000	8,085,630
Series B, 5.00%, 1/01/40	1,710	1,922,895
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(b):
0.00%, 9/15/35	680	305,646
0.00%, 9/15/36	12,195	5,159,705
0.00%, 9/15/37	8,730	3,472,183
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,665	1,862,119
5.00%, 12/15/32	3,930	4,381,282
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	3,630	3,983,852
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	11,345	12,584,101

		174,589,136
Utah — 0.4%
Salt Lake City Corp. Airport Revenue, RB, Series A, AMT, 5.00%, 07/01/42	3,490	4,017,897

Security	Par (000)	Value
Washington — 2.2%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	$2,830	$3,152,932
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	1,000	1,113,350
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	2,907,057
Washington Health Care Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	5,635,764
Multicare Health System, Series B, 4.00%, 8/15/41 (d)	9,000	9,220,500

		22,029,603
Wisconsin — 1.0%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 03/01/46	560	628,824
State of Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	3,745	4,008,760
Marshfield Clinic Health System, Inc. Series C, 4.00%, 2/15/42	5,000	5,030,650

		9,668,234

Total Municipal Bonds — 115.1%		1,133,806,534

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 1.0%
Arizona School Facilities Boar, COP, (AGC), 5.13%, 09/01/18 (a)(f)	10,000	10,330,400
California — 4.8%
California State University, RB, Systemwide, Series A (AGM):
5.00%, 5/01/18(a)(f)	7,793	7,952,353
5.00%, 11/01/33	204	208,091
City of Riverside CA Electric Revenue, RB, Issue, Series D (AGM), 5.00%, 10/01/38	20,000	20,644,800

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
County of San Diego Water Authority Financing Corp., COP, Refunding, Series A (AGM)(a):
5.00%, 5/01/18	$7,816	$7,969,952
5.00%, 5/01/18	1,554	1,585,200
Los Angeles Community College District California, GO, Refunding Election of 2008, Series A, 6.00%, 08/01/19(a)	5,248	5,694,234
San Diego Community College District California, GO, Election of 2002, 5.25%, 08/01/19(a)	1,047	1,121,737
University of California, RB, Series O, 5.75%, 05/15/19(a)	2,205	2,360,053

		47,536,420
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 07/01/34(f)	2,469	2,596,365
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Corp., 5.00%, 12/01/45	3,932	4,443,516
District of Columbia — 1.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30(f)	2,594	2,815,287
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18(a)(f)	4,277	4,464,836
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	6,880	7,806,598

		15,086,721
Florida — 5.1%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	8,760	9,963,821
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 07/01/42	4,840	5,461,020
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/39	11,701	12,755,852
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	12,013	12,903,364

Security	Par (000)	Value
Florida (continued)
Pinellas County School Board, COP, Master Lease Program, Series A, 5.00%, 07/01/41	$7,880	$9,043,640

		50,127,697
Illinois — 4.5%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 07/01/18(a)	10,000	10,338,650
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)(f)	3,499	3,726,499
State of Illinois Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	10,000	11,359,244
Series A, 5.00%, 1/01/38	5,836	6,498,743
Series A, 5.00%, 1/01/40	7,621	8,658,375
Series B, 5.00%, 1/01/40	2,939	3,330,429

		43,911,940
Kansas — 1.7%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	13,470	16,339,991
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	4,204	4,809,735
Michigan — 0.9%
Michigan Finance Authority, RB, Beumont Health Credit Group, Series A, 5.00%, 11/01/44	5,591	6,229,501
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,410	2,741,773

		8,971,274
Nevada — 1.7%
County of Clark Nevada Water Reclamation District, GO, Series B(a):
5.50%, 7/01/19	510	545,978
5.75%, 7/01/19	4,813	5,174,032

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nevada (continued)
Las Vegas Valley Water District, GO, Refunding Water Improvement, Series A, 5.00%, 06/01/46	$9,840	$11,402,444

		17,122,454
New Jersey — 2.0%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Techincal Schools Project, 5.25%, 05/01/51	2,320	2,675,128
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,198,375
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	4,961	5,273,860

		20,147,363
New York — 8.7%
City of New York New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	15,521	17,663,859
2nd General Resolution, Series DD, 5.00%, 6/15/35	4,740	5,520,188
Second Generation, 5.00%, 6/15/18(a)	2,586	2,646,670
Second Generation, 5.00%, 6/15/37	14,981	15,333,423
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	9,850	11,524,451
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	4,280	5,003,642
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	6,402	7,517,520
State of New York Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 03/15/43	14,280	16,063,608

Security	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, GRB, Series A-2, 5.25%, 11/15/34(f)	$4,500	$4,696,087

		85,969,448
Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series C-1 (AGM), 5.00%, 04/28/18(a)	4,990	5,085,184
State of Ohio, RB, Cleveland Clinic Health Clinic, Series B, 5.50%, 01/01/34	1,520	1,596,015

		6,681,199
Pennsylvania — 0.3%
County of Westmoreland Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,560	2,920,685

Texas — 5.9%
Aldine Independent School District, GO, Refunding(PSF-GTD), 5.00%, 02/15/42	9,701	11,280,060
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	1,798	1,989,770
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System , Series A, 5.00%, 02/15/41	9,840	11,276,025
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(f)	8,868	9,821,285
Friendswood Independent School District, GO, Refunding Schoolhouse (PSF-GTD), 5.00%, 02/15/18(a)	12,955	13,099,026
State of Texas University Systems, Refunding RB, 5.25%, 03/15/18(a)	10,000	10,153,750

		57,619,916
Virginia — 0.4%
University of Virginia, Refunding RB, General, 5.00%, 06/01/18(a)	3,944	4,029,718

Washington — 2.7%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/17(a)	16,770	17,002,684

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$8,205	$9,773,714

		26,776,398
Wisconsin — 2.7%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(a)	14,780	15,828,308
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group: Series C:
5.25%, 4/01/19(a)(f)	7,459	7,884,271
5.00%, 4/01/42	2,490	2,691,491

		26,404,070

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.9%		451,825,310

Total Long-Term Investments (Cost — $1,479,924,506) — 161.0%		1,585,631,844

Security	Shares	Value

Short-Term Securities

BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(g)(h)	$27,530,839	$27,539,098

Total Short-Term Securities (Cost — $27,538,344) — 2.8%		27,539,098

Total Investments (Cost — $1,507,462,850) — 163.8%		1,613,170,942
Liabilities in Excess of Other Assets — (0.9)%		(8,818,737)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.8)%		(263,817,913)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (36.1)%		(355,927,953)

Net Assets Applicable to Common Shares — 100.0%		$984,606,339

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 6, 2018 to November 5, 2018, is $32,233,114.
(g)	Annualized 7-day yield as of period end.
(h)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	10,345,820	17,185,019	27,530,839	$27,539,098	$33,405	$412	$(1,788)

(a)	Includes net capital gain distributions, if applicable.

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Derivative Financial Instruments Outstanding as of Period End Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	(105)	December 2017	$12,305	$96,137
10-Year U.S Treasury Note	(176)	December 2017	21,989	312,518
Long U.S. Treasury Bond	(226)	December 2017	34,458	616,617
Ultra Long U.S. Treasury Bond	(57)	December 2017	9,393	184,467

Total				$1,209,739

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	—	$1,585,631,844	—	$1,585,631,844
Short-Term Securities	$27,539,098	—		27,539,098

Total	$27,539,098	$1,585,631,844	—	$1,613,170,942

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$1,209,739	—	—	$1,209,739

(a)	See above Schedule of Investments for values in each state or political.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (concluded) October 31, 2017	BlackRock MuniYield Quality Fund III, Inc. (MYI)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(263,336,553)	—	$(263,336,553)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

Total	—	$(619,736,553)	—	$(619,736,553)

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	15

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 21, 2017